Convertible Debentures - Summary of Outstanding Principal, Accrued Interest and Unamortized Deferred Financing Costs of Convertible Debentures Recorded on the Balance Sheet (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Sep. 30, 2020
Short-Term Debt [Line Items]
Total Convertible debentures	$ 0	$ 17,405,000
BDC Notes
Short-Term Debt [Line Items]
Total Convertible debentures	0	2,497,000	$ 2,200,000
2022 Notes
Short-Term Debt [Line Items]
Total Convertible debentures	$ 0	$ 14,908,000